Summary of Significant Accounting Policies (Details)		3 Months Ended	12 Months Ended
	Oct. 01, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of insurance-related subsidiaries | item			1
Investment Securities
Number of components in which other-than-temporary impairment is segregated | item			2
Non-Accrual Loans
Period of charge off for past due unsecured consumer loans			90 days
Minimum period that past due unsecured loans outstanding may not be placed on nonaccrual status under special circumstances			90 days
Maximum period of non-consumer loans outstanding that is used to evaluate whether loans should be placed on non-accrual status			90 days
Other Real Estate Owned and Reposessed Assets
Other real estate owned			$ 57,344,000	$ 30,519,000
Reposessed assets			$ 6,454,000	303,000
Income Taxes
Percentage of likelihood of realization of recognized tax benefit			50.00%
Liability for unrecognized tax benefits			$ 0	0
Interest expense related to uncertain tax positions			0	0	$ 0
Penalties related to uncertain tax positions			0	$ 0	$ 0
Goodwill and Identified Intangible Assets
Goodwill impairment loss	$ 0
Impairment of identified intangible assets			$ 0
Segments of an Enterprise and Related Information
Number of operating segments | item			1
Number of active operating bank subsidiaries | item			5
New Accounting Standards
One-time reclassification from AOCI to retained earnings, relating to the Tax Cuts and Jobs Act of 2017		$ 5,997,000
Equity securities with readily determinable fair values
New Accounting Standards
Net unrealized loss on available-for-sale equity securities			$ 189,000